SUPPLEMENTAL CASH FLOW INFORMATION - Disclosure of detailed information about non-cash working capital items (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash Flow Information [Abstract]
Change in other assets	$ (33,351)	$ (10,342)
Change in accrued interest	(1,205,770)	303,551
Change in accounts payable and accrued liabilities related to operations	860,816	(185,439)
CHANGE IN NON-CASH WORKING CAPITAL ITEMS	$ (378,305)	$ 107,770